Related Party Transactions (Details) - USD ($) $ in Thousands	Oct. 25, 2026	Apr. 24, 2026	Jul. 29, 2026	Jun. 30, 2026	Jan. 01, 2026	Dec. 31, 2025
Related Party Transactions [Line Items]
Digital assets						$ 33,699
Monthly fee					$ 250
Outstanding balance			$ 168
Related Party [Member]
Related Party Transactions [Line Items]
Proceeds From Related Party Debts	$ 270,827
Subsequent Events [Member] | Pulsar Group Consulting Agreement [Member]
Related Party Transactions [Line Items]
Related party expenses		$ 950